Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 16 – Transactions and Balances with Related Parties

            Transactions with related parties

	Year ended December 31
	2012	2013	2014
Revenues from sales and services (C)	$1,145	$1,156	$1,158

Operation costs	42	312	64

Management and consulting fees to shareholders (D)	428	398	660

Purchases of fixed asset	$253	$1	-

  Balances with related parties
	December 31 2012	December 31 2013	December 31 2014
Trade receivables	350	216	117

Other receivables	(5)	(154)	(148)

          Revenues from related parties

The Company is engaged with customers, which are related parties of one of its shareholders.

Transactions between group entities were conducted on arm's length terms based on market prices and conditions.

  Management fees and consulting to shareholders

In October 2006, the Company entered into an agreement with Del-Ta Engineering Ltd. (shareholder, hereinafter- "Del- Ta") and Kardan Communications Ltd. (shareholder, hereinafter- "Kardan") that sets forth the management and consulting services that Del-Ta and Kardan are obligated to provide and the annual management fee payable thereunder as follows: (i) $117 to Del-Ta and (ii) $33 to Kardan. This agreement provided initially for a one year term and renews automatically for one year periods unless terminated by the Company or, jointly, by Del-Ta and Kardan. Each of Del-Ta and Kardan agreed not to terminate or amend the agreement without the consent of the other service provider. Del-Ta Engineering and Kardan also agreed that for so long as each has a representative serving on the Company's board of directors, neither party will vote any shareholder vote in favor of terminating or not renewing the agreement. On June 28, 2011, the Company's Shareholders approved an amendment to the term of the Management Services Agreement with Del-Ta Engineering Ltd. and Kardan Communications Ltd., extending the term of the Management Services Agreement for a period ending on June 28, 2014. The payments pursuant to this agreement aggregated $398 in each of 2011, 2012, 2013 and $150 in 2014. Additional fees in 2012 related to the consulting agreement with Mr. Rivel (see Note 10F).